Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
35.	COMMITMENTS AND CONTINGENCIES

(1)	The Company had the following capital commitments in respect of the construction of plant and equipment which were contracted but not provided for in the financial statements:

	As at December 31, 2022	As at December 31, 2021
Contracted and authorized, in RMB	-	440,851,273
Contracted and authorized, in USD	-	69,399,168

(2)	As of December 31, 2022, the Company guaranteed a loan to a third party with maximum liability exposure of US$652,297.